BASIS OF PRESENTATION (Details Narrative) - Shuhai Information Skill (HK) Limited [Member]	Oct. 29, 2015 shares
Ownership Rights Acquired	100.00%
Business Combination, Consideration Transferred	On October 29, 2015, Datasea Inc. (the “Company” or “Datasea”) and its shareholder entered into and closed a share exchange agreement, with Shuhai Information Skill (HK) Limited (“Shuhai Skill HK”) and its shareholders, pursuant to the terms of the Exchange Agreement, the Shareholders, who together own 100% of the ownership rights in Shuhai Skill (HK), agreed to transfer all of the issued and outstanding shares of common stock into the Company in exchange for the issuance of an aggregate of 4,000,000 shares of the Company’s common stock, par value $.001 per share (the “Common Stock”), thereby causing Shuhai Skill (HK) and its wholly-owned subsidiaries, Tianjin Information Sea Information Technology Co., Ltd. (“Tianjin Information”), a limited liability company incorporated under the laws of the PRC, Harbin Information Sea Information Technology Co., Ltd. (“Harbin Information”) and Tianjin Information’s variable interest entity, Shuhai Information Technology Co., Ltd. (Shuhai Beijing), also a limited liability company incorporated under the laws of the PRC, to become wholly-owned subsidiaries of the Company.
Common Stock Outstanding, Shares	11,000,000